Share Capital (Disclosure of detailed information about income (loss) per share explanatory) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Income/(loss) - basic, Net Loss	$ (29,671,345)	$ (7,530,178)
Income/(loss) - basic, Shares	42,596,264	17,083,501
Income/(loss) - basic, Loss per Share	$ (0.70)	$ (0.44)
Diliutive effect of outstanding awards, Net Loss	$ 0	$ 0
Diliutive effect of outstanding awards, Shares	0	0
Diliutive effect of outstanding awards, Loss per Share	$ 0	$ 0
Loss - diluted, Net Loss	$ (29,671,345)	$ (7,530,178)
Loss - diluted, Shares	42,596,264	17,083,501
Loss - diluted, Loss per Share	$ (0.70)	$ (0.44)